NET LOSS PER SHARE - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Restricted Stock Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Amount of antidilutive securities excluded from computation of earnings per share (number of shares)	5,000	16,000	9,000
Green Convertible Notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Amount of antidilutive securities excluded from computation of earnings per share (number of shares)	0	110,000	110,000
Exchange Notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Amount of antidilutive securities excluded from computation of earnings per share (number of shares)	2,744,000	0	0
Exchange warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Amount of antidilutive securities excluded from computation of earnings per share (number of shares)	6,558,000	0	0
Existing 1L Notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Amount of antidilutive securities excluded from computation of earnings per share (number of shares)	13,026,000	89,000	89,000
New 1L Notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Amount of antidilutive securities excluded from computation of earnings per share (number of shares)	6,063,000	0	0
Prepaid forward
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Amount of antidilutive securities excluded from computation of earnings per share (number of shares)	25,000	25,000	25,000